Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Instrument [Line Items]
2014	¥ 133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥ 35,133